Cover	Apr. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	Ultra Clean Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50646
Entity Tax Identification Number	61-1430858
Entity Address, Address Line One	26462 Corporate Avenue
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	510
Local Phone Number	576-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	UCTT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001275014